Shareholders' Equity - Changes in Outstanding and Treasury Shares (Parenthetical) (Detail)				12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Class A Warrants	Mar. 31, 2013 Class B Warrants	Dec. 31, 2012 Class A common stock	Dec. 31, 2012 Class B common stock
Warrants outstanding	841,302	357,570	465,465
Shares issued During Period				15,328,930	9,950,856